Material Accounting Policies (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Material Accounting Policies [Abstract]
Percentage of effective rate	10.00%
Leases term	12 months
Leases of assets (in Dollars)	$ 5,000
Percentag of legal reserve	20.00%